UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - Investor Class	$65	0.62%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderately Aggressive Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying U.S. small-cap core equity strategy contributed for the trailing one-year period, as did selection in the underlying U.S. large-cap growth strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,379	9,174	9,366
2015	9,654	9,457	9,580
2016	8,964	8,666	8,988
2016	9,676	9,458	9,750
2016	10,063	9,839	10,178
2016	10,073	9,805	10,191
2017	10,743	10,579	10,842
2017	11,278	11,116	11,203
2017	11,744	11,522	11,554
2017	12,363	12,221	12,161
2018	12,666	12,568	12,357
2018	12,688	12,432	12,351
2018	12,978	12,837	12,732
2018	12,377	12,101	12,148
2019	12,859	12,462	12,583
2019	12,773	12,271	12,472
2019	13,392	12,802	12,968
2019	14,037	13,756	13,753
2020	13,501	12,946	13,107
2020	13,481	12,937	13,029
2020	15,242	14,917	14,470
2020	16,185	15,821	15,433
2021	17,273	16,862	16,328
2021	18,406	18,351	17,549
2021	19,155	19,189	18,086
2021	18,694	18,870	17,640
2022	17,742	18,179	17,207
2022	16,457	17,106	16,252
2022	15,677	16,141	15,440
2022	15,988	16,677	15,891
2023	15,908	16,677	15,967
2023	16,354	17,252	16,048
2023	17,160	18,393	16,858
2023	17,364	18,680	17,016
2024	18,910	20,538	18,379
2024	19,593	21,315	18,799
2024	20,566	22,704	19,951
2024	21,159	23,559	20,566
2025	21,048	23,630	20,524
2025	21,312	24,225	21,047

202501-4140694, 202507-4490097

F103-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Moderate Growth Allocation Fund (Investor Class)	8.77%	9.59%	7.86%
MSCI All Country World Index Net (Regulatory Benchmark)	13.65	13.37	9.25
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	11.96	10.07	7.73

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,531,693
  Number of Portfolio Holdings1,780
  Investment Advisory Fees Paid (000s)$15,468
  Portfolio Turnover Rate44.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	67.7%
Equity Funds	13.3
Bond Funds	7.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.6
Private Investment Companies	2.1
Corporate Bonds	1.7
U.S. Government & Agency Mortgage-Backed Securities	1.4
Asset-Backed Securities	0.5
Short-Term and Other	3.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	6.0%
T. Rowe Price Real Assets Fund - I Class	5.3
Microsoft	3.0
NVIDIA	2.6
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.2
Blackstone Partners Offshore Fund	2.1
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.0
Amazon.com	1.8
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8
U.S. Treasury Notes	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - I Class	$49	0.47%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderately Aggressive Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying U.S. small-cap core equity strategy contributed for the trailing one-year period, as did selection in the underlying U.S. large-cap growth strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	514,743	514,168	516,555
8/31/16	535,311	534,870	539,228
11/30/16	536,039	533,035	539,941
2/28/17	571,864	575,132	574,426
5/31/17	600,531	604,297	593,561
8/31/17	625,476	626,401	612,126
11/30/17	658,797	664,378	644,275
2/28/18	675,157	683,223	654,680
5/31/18	676,522	675,825	654,354
8/31/18	692,128	697,876	674,532
11/30/18	660,331	657,870	643,603
2/28/19	686,456	677,468	666,646
5/31/19	681,867	667,085	660,799
8/31/19	715,240	695,937	687,061
11/30/19	749,866	747,850	728,642
2/29/20	721,492	703,794	694,431
5/31/20	720,637	703,308	690,304
8/31/20	815,153	810,935	766,604
11/30/20	865,833	860,095	817,670
2/28/21	924,342	916,688	865,080
5/31/21	985,188	997,610	929,779
8/31/21	1,025,606	1,043,193	958,185
11/30/21	1,001,224	1,025,836	934,576
2/28/22	950,565	988,272	911,613
5/31/22	882,134	929,948	861,051
8/31/22	840,690	877,484	818,003
11/30/22	857,557	906,626	841,934
2/28/23	853,565	906,626	845,961
5/31/23	877,752	937,858	850,234
8/31/23	921,445	999,894	893,138
11/30/23	932,628	1,015,537	901,501
2/29/24	1,016,071	1,116,497	973,750
5/31/24	1,053,212	1,158,784	995,994
8/31/24	1,106,005	1,234,267	1,057,012
11/30/24	1,138,371	1,280,770	1,089,620
2/28/25	1,132,544	1,284,638	1,087,374
5/31/25	1,147,275	1,316,981	1,115,077

202501-4140694, 202507-4490097

F212-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Spectrum Moderate Growth Allocation Fund (I Class)	8.93%	9.75%	9.46%
MSCI All Country World Index Net (Regulatory Benchmark)	13.65	13.37	11.12
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	11.96	10.07	9.12

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,531,693
  Number of Portfolio Holdings1,780
  Investment Advisory Fees Paid (000s)$15,468
  Portfolio Turnover Rate44.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	67.7%
Equity Funds	13.3
Bond Funds	7.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.6
Private Investment Companies	2.1
Corporate Bonds	1.7
U.S. Government & Agency Mortgage-Backed Securities	1.4
Asset-Backed Securities	0.5
Short-Term and Other	3.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	6.0%
T. Rowe Price Real Assets Fund - I Class	5.3
Microsoft	3.0
NVIDIA	2.6
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.2
Blackstone Partners Offshore Fund	2.1
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.0
Amazon.com	1.8
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8
U.S. Treasury Notes	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSGX Spectrum Moderate
Growth Allocation Fund
TGIPX Spectrum Moderate
Growth Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 39.64 $ 33.70 $ 36.50 $ 44.67 $ 33.61
Investment activities
Net investment income
(1)(2)
0.60 0.59 0.48 0.36 0.32
Net realized and unrealized
gain/loss 2.77 6.03 (0.86) (4.55) 11.80
Total from investment
activities 3.37 6.62 (0.38) (4.19) 12.12
Distributions
Net investment income (0.62) (0.68) (0.44) (0.30) (0.34)
Net realized gain (1.90) — (1.98) (3.68) (0.72)
Total distributions (2.52) (0.68) (2.42) (3.98) (1.06)
NET ASSET VALUE
End of period $ 40.49 $ 39.64 $ 33.70 $ 36.50 $ 44.67

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
8.77% 19.80% (0.62)% (10.59)% 36.53%
(4)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.76% 0.76% 0.76% 0.74% 0.73%
Net expenses after
waivers/payments by Price
Associates 0.62% 0.62% 0.62% 0.61% 0.62%
Net investment income 1.48% 1.61% 1.42% 0.84% 0.81%
Portfolio turnover rate 44.6% 42.9% 62.2% 73.5% 55.0%
Net assets, end of period (in
millions) $1,215 $1,394 $1,358 $1,677 $3,245
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.44%.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 39.70 $ 33.75 $ 36.61 $ 44.82 $ 33.70
Investment activities
Net investment income
(1)(2)
0.67 0.64 0.54 0.49 0.37
Net realized and unrealized
gain/loss 2.76 6.04 (0.88) (4.63) 11.84
Total from investment
activities 3.43 6.68 (0.34) (4.14) 12.21
Distributions
Net investment income (0.73) (0.73) (0.54) (0.39) (0.37)
Net realized gain (1.90) — (1.98) (3.68) (0.72)
Total distributions (2.63) (0.73) (2.52) (4.07) (1.09)
NET ASSET VALUE
End of period $ 40.50 $ 39.70 $ 33.75 $ 36.61 $ 44.82
Ratios/Supplemental Data
Total return
(2)(3)
8.93% 19.99% (0.50)% (10.46)% 36.71%
(4)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.61% 0.62% 0.62% 0.61% 0.61%
Net expenses after waivers/
payments by Price Associates 0.47% 0.48% 0.47% 0.48% 0.50%
Net investment income 1.65% 1.77% 1.59% 1.17% 0.94%
Portfolio turnover rate 44.6% 42.9% 62.2% 73.5% 55.0%
Net assets, end of period (in
thousands) $2,316,687 $1,945,571 $1,655,328 $1,700,728 $564,680
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.62%.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.5%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 122
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 219
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 134
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 163,350 160
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 113
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 69,178 70
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100,000 102
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.422%, 12/26/31 (1) 142,082 142
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.822%, 12/26/31 (1) 142,082 143
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 44,749 44
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 137
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 40
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  150,000 151
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  75,000 76
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  90,000 91

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 194
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 121
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 204
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/18/38 (1) 275,000 276
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.906%, 1/15/40 (1) 250,000 249
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 106,188 106
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 490,000 472
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 665,000 673
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 170,000 171
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 100,000 100
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 405,885 398
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 82,328 82
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 120,821 117

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 200,869 191
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 1/15/38 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 58,118 59
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.78%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 147
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 95,000 96
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 65,000 66
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  333,498 330
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  153,423 154
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 46
FirstKey Homes Trust
Series 2020-SFR2, Class C
1.667%, 10/19/37 (1) 180,000 177
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 500
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 111
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 470
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.215%, 1/15/38 (1) 250,000 250

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 135,000 138
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 129,938 118
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 196,188 201
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 66,710 67
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 153,620 156
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 232,125 232
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.626%, 7/15/35 (1) 250,000 250
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 97
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 339
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 194,385 195

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 59,551 61
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.33%, 7/17/36 (1) 250,000 250
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/20/39 (1) 255,000 255
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.558%, 11/13/31 (1) 160,315 160
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.609%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 15,605 16
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 84,641 85
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.976%, 11/15/36 (1) 250,000 251
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 69,825 70
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 400,000 388
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 225,333 225
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 5.506%, 1/15/36 (1) 310,000 310
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.806%, 4/15/37 (1) 315,000 316

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 10/15/39 (1) 250,000 250
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  85,779 85
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  115,843 116
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  37,378 37
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  115,000 115
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  265,000 266
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 195,000 195
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 190,000 192
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 345,000 351
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 276,982 252
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 35
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 185,000 187
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 46
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.832%, 4/25/37 (1) 415,000 416

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 161,681 156
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.919%, 1/20/32 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 379,053 380
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.772%, 1/22/38 (1) 250,000 250
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  245,000 248
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.456%, 7/15/30 (1) 31,831 32
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.519%, 7/20/31 (1) 183,774 184
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,886 99
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 99,908 100
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.636%, 1/15/35 (1) 260,000 260
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 96,222 97
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 87,122 88
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 130
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.473%, 4/20/38 (1) 515,000 514
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 211
Total Asset-Backed Securities (Cost $18,818) 18,880

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND FUNDS  7.1%
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.39% (2)(3) 3,836,929 35,031
T. Rowe Price Inflation Protected Bond Fund - I Class,
4.32% (2)(3) 698,792 7,289
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.16% (2)(3) 1,750,948 16,494
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.00% (2)(3) 4,665,521 36,624
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.90% (2)(3) 9,046,451 77,347
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 3.67% (2)(3) 3,222,084 15,337
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.92% (2)(3) 9,005,123 63,216
Total Bond Funds (Cost $293,269) 251,338
COMMON STOCKS  67.7%
COMMUNICATION SERVICES  4.8%
Diversified Telecommunication Services  0.2%
AST SpaceMobile (4) 3,708 86
BT Group (GBP) (5) 1,901,734 4,604
KT (KRW)  92,099 3,402
8,092
Entertainment  0.9%
Atlanta Braves Holdings, Class C (4) 22,031 895
Liberty Media Corp-Liberty Live, Class C (4) 58,824 4,291
Madison Square Garden Sports (4) 2,985 567
Netflix (4) 20,310 24,519
Sea, ADR (4) 16,807 2,695
32,967
Interactive Media & Services  2.9%
Alphabet, Class A  33,086 5,682
Alphabet, Class C  283,145 48,942
Meta Platforms, Class A  66,535 43,081
Pinterest, Class A (4) 85,776 2,668
Reddit, Class A (4) 6,896 775
Tencent Holdings (HKD)  27,000 1,702
Vimeo (4) 136,210 594
103,444

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media  0.2%
Comcast, Class A  111,125 3,841
MNTN, Class A (4) 12,161 307
WPP (GBP)  416,909 3,367
7,515
Wireless Telecommunication Services  0.6%
KDDI (JPY)  269,400 4,663
T-Mobile U.S.  63,101 15,283
19,946
Total Communication Services 171,964
CONSUMER DISCRETIONARY  7.2%
Automobile Components  0.2%
Autoliv, SDR (SEK)  34,374 3,552
Denso (JPY)  221,300 2,988
Dowlais Group (GBP)  831,398 745
Magna International  27,887 1,012
8,297
Automobiles  0.7%
Subaru (JPY)  113,000 2,074
Suzuki Motor (JPY)  249,700 3,169
Tesla (4) 39,596 13,719
Toyota Motor (JPY)  369,000 7,025
25,987
Broadline Retail  2.2%
Alibaba Group Holding (HKD)  97,096 1,382
Amazon.com (4) 316,183 64,821
Global-e Online (4) 18,552 591
Isetan Mitsukoshi Holdings (JPY)  214,400 3,241
Next (GBP)  32,571 5,653
Ollie's Bargain Outlet Holdings (4) 223 25
Savers Value Village (4) 73,624 738
76,451
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (4) 5,597 723
Duolingo (4) 426 221
Frontdoor (4) 9,267 510
1,454
Hotels, Restaurants & Leisure  1.4%
Amadeus IT Group (EUR)  51,860 4,313
Booking Holdings  1,872 10,332

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cava Group (4) 187 15
Chipotle Mexican Grill (4) 78,976 3,955
Compass Group (GBP)  217,077 7,633
DoorDash, Class A (4) 11,926 2,488
Dutch Bros, Class A (4) 14,035 1,013
Life Time Group Holdings (4) 9,897 283
McDonald's  44,005 13,811
Planet Fitness, Class A (4) 24,130 2,481
Red Rock Resorts, Class A  14,450 695
Sportradar Group, Class A (4) 29,703 710
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (4)(6)(7)(8) 90,236 336
Wingstop  3,885 1,328
Wyndham Hotels & Resorts  8,237 682
50,075
Household Durables  0.4%
Champion Homes (4) 7,984 522
Installed Building Products  4,431 707
Panasonic Holdings (JPY)  330,600 3,789
Persimmon (GBP)  113,102 2,033
Sony Group (JPY)  311,800 8,346
15,397
Leisure Products  0.0%
Peloton Interactive, Class A (4) 108,952 774
774
Specialty Retail  2.0%
AutoZone (4) 2,004 7,481
Burlington Stores (4) 3,125 713
Carvana (4) 48,459 15,854
Floor & Decor Holdings, Class A (4) 960 69
Home Depot  20,097 7,402
Kingfisher (GBP)  1,076,539 4,030
Lowe's  25,838 5,833
O'Reilly Automotive (4) 3,317 4,536
Ross Stores  83,142 11,647
TJX  58,440 7,416
Tractor Supply  56,496 2,734
Ulta Beauty (4) 9,185 4,330
72,045
Textiles, Apparel & Luxury Goods  0.3%
Birkenstock Holding (4) 16,890 908
Cie Financiere Richemont, Class A (CHF)  7,178 1,355

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kering (EUR)  11,765 2,299
Kontoor Brands  4,819 331
Lululemon Athletica (4) 2,581 817
Moncler (EUR)  52,910 3,312
Samsonite Group (HKD)  630,300 1,185
10,207
Total Consumer Discretionary 260,687
CONSUMER STAPLES  3.9%
Beverages  0.5%
Coca-Cola  83,619 6,029
Diageo (GBP)  115,561 3,136
Heineken (EUR)  47,761 4,261
Keurig Dr Pepper  117,602 3,960
Primo Brands  735 24
17,410
Consumer Staples Distribution & Retail  0.5%
Dollar Tree (4) 38,547 3,479
Grocery Outlet Holding (4) 59,964 814
Seven & i Holdings (JPY)  291,600 4,386
Walmart  101,581 10,028
18,707
Food Products  0.9%
Ajinomoto (JPY)  107,900 2,698
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $220 (4)(6)(8) 11,919 —
Mondelez International, Class A  183,547 12,388
Nestle (CHF)  135,630 14,450
Post Holdings (4) 5,466 604
Simply Good Foods (4) 25,946 895
Wilmar International (SGD)  570,300 1,347
32,382
Household Products  1.0%
Colgate-Palmolive  144,118 13,395
Procter & Gamble  123,876 21,045
34,440
Personal Care Products  1.0%
BellRing Brands (4) 8,871 558
Interparfums  7,355 1,002
Kenvue  509,825 12,170
L'Oreal (EUR)  10,863 4,598
Olaplex Holdings (4) 274,993 363

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Puig Brands, Class B (EUR) (4) 89,327 1,685
Unilever (GBP)  213,892 13,612
33,988
Total Consumer Staples 136,927
ENERGY  2.8%
Energy Equipment & Services  0.6%
Cactus, Class A  12,495 512
Kodiak Gas Services  10,275 363
Schlumberger  333,961 11,037
TechnipFMC  308,362 9,606
Weatherford International  20,821 908
22,426
Oil, Gas & Consumable Fuels  2.2%
Antero Resources (4) 612 23
Chevron  51,211 7,001
ConocoPhillips  144,609 12,343
Delek U.S. Holdings  17,953 346
Diamondback Energy  24,585 3,308
DT Midstream  1,119 117
Equinor (NOK)  251,978 5,899
Expand Energy  66,609 7,735
Exxon Mobil  40,469 4,140
Magnolia Oil & Gas, Class A  15,598 335
MEG Energy (CAD)  15,557 272
PBF Energy, Class A  26,622 507
Phillips 66  25,324 2,874
Range Resources  208,078 7,915
Shell, ADR  97,182 6,436
TotalEnergies (EUR)  147,193 8,665
Valero Energy  76,314 9,842
Viper Energy  32,813 1,302
79,060
Total Energy 101,486
FINANCIALS  12.5%
Banks  4.3%
ANZ Group Holdings (AUD)  164,407 3,077
Banc of California  81,413 1,117
Banco Santander (EUR)  638,344 5,092
Bank of America  154,343 6,811
Barclays (GBP)  780,256 3,455
Blue Foundry Bancorp (4) 17,641 160

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadence Bank  38,678 1,172
Citigroup  40,073 3,018
Columbia Banking System  49,862 1,166
CRB Group, Acquisition Date: 4/14/22, Cost $64 (4)(6)(8) 605 38
DBS Group Holdings (SGD)  129,591 4,471
Dime Community Bancshares  29,471 756
DNB Bank (NOK)  247,231 6,612
Dogwood State Bank (4) 14,723 221
East West Bancorp  20,527 1,872
Eastern Bankshares  45,816 687
Equity Bancshares, Class A  17,906 697
Erste Group Bank (EUR)  28,842 2,323
FB Financial  18,358 801
Five Star Bancorp  23,135 647
Flagstar Financial  16,365 189
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (4)(6)(8) 9,254 42
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(8) 1,736 1
HarborOne Bancorp  31,604 360
HDFC Bank (INR)  170,951 3,901
Home BancShares  27,274 772
Huntington Bancshares  228,011 3,564
ING Groep (EUR)  303,825 6,454
Intesa Sanpaolo (EUR)  712,509 3,978
JPMorgan Chase  111,627 29,470
Kearny Financial  32,148 194
KeyCorp  249,746 3,961
Live Oak Bancshares  25,914 711
Lloyds Banking Group (GBP)  4,742,760 4,940
Mitsubishi UFJ Financial Group (JPY)  520,000 7,274
National Bank of Canada (CAD)  54,483 5,362
Origin Bancorp  16,975 579
Pinnacle Financial Partners  14,932 1,587
Popular  5,709 591
Prosperity Bancshares  16,375 1,141
Renasant  28,117 986
Skandinaviska Enskilda Banken, Class A (SEK)  237,780 3,967
Societe Generale (EUR)  94,040 5,106
SouthState  18,420 1,617
Standard Chartered (GBP)  299,183 4,668
Sumitomo Mitsui Trust Group (JPY)  114,516 3,099
Texas Capital Bancshares (4) 16,027 1,149
UniCredit (EUR)  95,718 6,155

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Overseas Bank (SGD)  185,300 5,090
Western Alliance Bancorp  15,790 1,143
152,244
Capital Markets  2.1%
Bridgepoint Group (GBP)  492,345 1,921
Brookfield (CAD)  73,988 4,273
Cboe Global Markets  9,519 2,181
Charles Schwab  182,072 16,084
CME Group  10,574 3,056
CVC Capital Partners (EUR)  120,711 2,246
Etoro Group, Class A (4) 4,909 291
Goldman Sachs Group  18,747 11,257
Hamilton Lane, Class A  12,330 1,837
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $322 (4)(6)(8) 22,981 322
Intercontinental Exchange  51,616 9,280
Julius Baer Group (CHF)  49,989 3,297
Macquarie Group (AUD)  26,575 3,666
Morgan Stanley  17,709 2,267
PJT Partners, Class A  5,155 777
S&P Global  12,539 6,431
StepStone Group, Class A  18,078 1,046
Stifel Financial  2,352 221
TMX Group (CAD)  52,849 2,136
72,589
Consumer Finance  0.3%
American Express  37,115 10,914
Capital One Financial  3,200 605
Encore Capital Group (4) 14,170 537
12,056
Financial Services  2.6%
Adyen (EUR) (4) 1,787 3,425
Berkshire Hathaway, Class B (4) 38,075 19,188
Corebridge Financial  132,836 4,332
Corpay (4) 10,054 3,269
Edenred (EUR)  43,367 1,355
Fiserv (4) 40,912 6,660
Marqeta, Class A (4) 229,013 1,232
Mastercard, Class A  23,060 13,504
PennyMac Financial Services  24,985 2,398
Toast, Class A (4) 348 15
Visa, Class A  99,707 36,412
91,790

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  3.1%
Admiral Group (GBP)  63,252 2,857
AIA Group (HKD)  429,400 3,574
Allstate  77,216 16,205
Aviva (GBP)  339,824 2,800
AXA (EUR)  163,584 7,711
Baldwin Insurance Group (4) 24,727 953
Chubb  29,292 8,706
Definity Financial (CAD)  77,622 4,215
Definity Financial, Acquisition Date: 5/28/25, Cost $228
(CAD) (4)(8) 4,724 244
Goosehead Insurance, Class A  9,440 1,022
Great-West Lifeco (CAD) (5) 89,917 3,413
Mandatum (EUR)  288,143 1,693
Marsh & McLennan  27,269 6,372
MetLife  16,989 1,335
Muenchener Rueckversicherungs-Gesellschaft (EUR)  15,641 10,133
Palomar Holdings (4) 2,349 403
Progressive  23,729 6,761
RLI  14,017 1,078
Root, Class A (4) 5,127 672
Sampo, Class A (EUR)  469,354 5,009
Storebrand (NOK)  249,287 3,266
Tokio Marine Holdings (JPY)  213,800 9,042
Travelers  42,116 11,611
TWFG (4) 20,030 701
White Mountains Insurance Group  588 1,049
110,825
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  150,876 2,859
2,859
Total Financials 442,363
HEALTH CARE  7.5%
Biotechnology  1.0%
ADMA Biologics (4) 20,640 410
Arcellx (4) 12,576 780
Argenx, ADR (4) 5,073 2,908
Ascendis Pharma, ADR (4) 7,067 1,151
Avidity Biosciences (4) 10,071 312
Biohaven (4) 12,116 179
Black Diamond Therapeutics (4) 61,851 136
Blueprint Medicines (4) 10,919 1,107

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Centessa Pharmaceuticals, ADR (4) 13,445 182
Crinetics Pharmaceuticals (4) 7,965 243
Cytokinetics (4) 46,194 1,433
Denali Therapeutics (4) 11,482 152
Dyne Therapeutics (4) 8,282 99
Erasca (4) 94,137 132
Gilead Sciences  101,084 11,127
Immatics (4) 93,259 503
Immunocore Holdings, ADR (4) 55,457 2,030
Immunome (4) 83,644 733
Immunovant (4) 69,711 1,035
Insmed (4) 8,098 565
Ionis Pharmaceuticals (4) 31,704 1,062
Kymera Therapeutics (4) 3,962 117
Merus (4) 4,861 273
Metsera (4) 13,304 355
Metsera, Acquisition Date: 11/12/24, Cost $170 (4)(8) 14,385 384
Nurix Therapeutics (4) 15,205 162
Nuvalent, Class A (4) 13,539 1,010
Prime Medicine (4) 17,937 21
Regeneron Pharmaceuticals  2,545 1,248
Revolution Medicines (4) 22,092 870
Vaxcyte (4) 10,742 349
Vera Therapeutics (4) 10,326 196
Vertex Pharmaceuticals (4) 8,392 3,710
34,974
Health Care Equipment & Supplies  1.5%
Abbott Laboratories  35,919 4,798
Alcon (CHF)  31,570 2,719
Alcon  45,900 3,945
Becton Dickinson & Company  26,293 4,538
EssilorLuxottica (EUR)  12,972 3,604
Haemonetics (4) 9,932 672
Intuitive Surgical (4) 15,197 8,394
Kestra Medical Technologies, Acquisition Date: 7/15/24 - 3/6/25,
Cost $171 (4)(8) 14,818 334
Koninklijke Philips (EUR) (5) 182,935 4,218
Lantheus Holdings (4) 8,680 656
Masimo (4) 20,537 3,337
Outset Medical (4) 19,000 334
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (4)(6)
(8) 70,144 22
Penumbra (4) 101 27

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PROCEPT BioRobotics (4) 8,076 468
QuidelOrtho (4) 40,366 1,238
Siemens Healthineers (EUR)  93,933 4,972
Sonova Holding (CHF)  5,347 1,679
Stryker  17,301 6,620
Sysmex (JPY)  87,700 1,472
54,047
Health Care Providers & Services  2.2%
Alignment Healthcare (4) 103,451 1,590
BrightSpring Health Services (4) 43,319 1,031
Cencora  46,884 13,655
Cigna Group  16,818 5,325
Concentra Group Holdings Parent  29,938 648
Elevance Health  22,326 8,570
GeneDx Holdings (4) 12,770 909
HCA Healthcare  12,084 4,609
HealthEquity (4) 7,468 751
Molina Healthcare (4) 18,994 5,794
NeoGenomics (4) 33,840 246
Oscar Health, Class A (4) 96,818 1,336
Quest Diagnostics  43,672 7,570
RadNet (4) 17,885 1,028
Tenet Healthcare (4) 41,521 7,008
UnitedHealth Group  53,208 16,064
76,134
Health Care Technology  0.0%
Doximity, Class A (4) 1,001 52
52
Life Sciences Tools & Services  0.6%
Avantor (4) 56,581 730
BioLife Solutions (4) 52,337 1,145
Bio-Techne  11,309 547
Bruker  17,547 644
Danaher  24,901 4,729
Mettler-Toledo International (4) 456 527
Repligen (4) 3,513 415
Revvity  57,702 5,217
Sotera Health (4) 72,860 892
Stevanato Group  35,222 782
Thermo Fisher Scientific  15,162 6,108
21,736

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  2.2%
Astellas Pharma (JPY)  154,900 1,530
AstraZeneca, ADR  241,360 17,578
Axsome Therapeutics (4) 3,191 336
Chugai Pharmaceutical (JPY)  82,900 4,334
Corcept Therapeutics (4) 7,234 561
Elanco Animal Health (4) 88,467 1,189
Eli Lilly  27,250 20,101
Novartis (CHF)  65,042 7,508
Novo Nordisk, Class B (DKK)  88,035 6,255
Perrigo  12,292 329
Roche Holding (CHF)  30,148 9,766
Sanofi (EUR)  69,226 6,856
Zoetis  525 89
76,432
Total Health Care 263,375
INDUSTRIALS & BUSINESS SERVICES  8.8%
Aerospace & Defense  1.4%
General Electric  78,200 19,230
Karman Holdings (4) 16,353 701
L3Harris Technologies  21,002 5,132
Leonardo DRS  17,075 722
Loar Holdings (4) 12,636 1,100
Melrose Industries (GBP)  698,948 4,428
Mercury Systems (4) 6,356 313
Northrop Grumman  8,596 4,167
Rheinmetall (EUR)  1,689 3,620
Safran (EUR)  25,172 7,445
Thales (EUR)  7,587 2,324
TransDigm Group  1,070 1,571
50,753
Building Products  0.2%
AZZ  19,566 1,774
CSW Industrials  1,524 466
Kingspan Group (EUR)  19,147 1,645
Owens Corning  17,147 2,297
Simpson Manufacturing  1,312 204
6,386
Commercial Services & Supplies  0.7%
ACV Auctions, Class A (4) 13,590 222
Casella Waste Systems, Class A (4) 5,995 703

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cintas  6,287 1,424
Element Fleet Management (CAD)  257,656 6,139
MSA Safety  4,570 745
Republic Services  40,362 10,385
Tetra Tech  394 14
Veralto  3,336 337
VSE  24,061 3,130
23,099
Construction & Engineering  0.2%
API Group (4) 57,752 2,695
Arcosa  12,374 1,068
Shimizu (JPY)  184,400 2,027
Worley (AUD)  220,339 1,849
7,639
Electrical Equipment  1.2%
ABB (CHF)  115,271 6,530
AMETEK  83,052 14,845
GE Vernova  4,132 1,954
Legrand (EUR)  29,785 3,618
Mitsubishi Electric (JPY)  307,600 6,139
Prysmian (EUR)  92,577 5,954
Rockwell Automation  5,613 1,771
Thermon Group Holdings (4) 16,242 421
41,232
Ground Transportation  0.9%
Norfolk Southern  54,058 13,359
Old Dominion Freight Line  56,865 9,108
RXO (4) 35,530 552
Saia (4) 5,183 1,370
Union Pacific  29,750 6,594
30,983
Industrial Conglomerates  0.7%
DCC (GBP)  39,101 2,445
Roper Technologies  4,945 2,820
Siemens (EUR)  78,492 18,879
24,144
Machinery  2.0%
Atmus Filtration Technologies  19,057 686
Crane  3,996 685
Deere  30,926 15,657
Enerpac Tool Group  15,707 674

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enpro  8,521 1,578
Esab  21,047 2,589
ESCO Technologies  4,442 805
Federal Signal  11,751 1,105
Graco  13,885 1,176
Helios Technologies  7,235 219
Hillman Solutions (4) 46,232 335
Ingersoll Rand  46,294 3,779
ITT  891 134
KION Group (EUR)  46,990 2,188
Parker-Hannifin  21,270 14,138
RBC Bearings (4) 7,481 2,737
Sandvik (SEK)  174,411 3,807
SMC (JPY)  4,500 1,687
Spirax Group (GBP)  11,775 909
SPX Technologies (4) 5,072 771
Toyota Industries (JPY)  16,800 2,100
Weir Group (GBP)  11,829 387
Westinghouse Air Brake Technologies  47,066 9,522
Xylem  31,248 3,939
71,607
Passenger Airlines  0.1%
Ryanair Holdings, ADR  34,800 1,935
1,935
Professional Services  0.7%
Acuren (4) 4,565 48
Booz Allen Hamilton Holding  23,713 2,520
Broadridge Financial Solutions  18,498 4,492
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (4)(6)(8) 11,790 72
Equifax  24,192 6,391
First Advantage (4) 16,942 290
Parsons (4) 23,699 1,537
Paylocity Holding (4) 3,642 695
Recruit Holdings (JPY)  51,900 3,091
TechnoPro Holdings (JPY)  118,300 3,211
Teleperformance (EUR)  13,804 1,395
23,742
Trading Companies & Distributors  0.7%
AerCap Holdings  26,093 3,020
Ashtead Group (GBP)  18,828 1,103
Bunzl (GBP)  85,179 2,730
Custom Truck One Source (4) 53,675 231

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diploma (GBP)  12,123 766
Ferguson Enterprises  23,553 4,295
FTAI Aviation  9,247 1,083
GMS (4) 9,616 728
McGrath RentCorp  7,362 827
Mitsubishi (JPY)  129,800 2,626
QXO  44,767 761
Rush Enterprises, Class A  13,140 652
SiteOne Landscape Supply (4) 21,783 2,544
Sumitomo (JPY)  189,800 4,834
26,200
Total Industrials & Business Services 307,720
INFORMATION TECHNOLOGY  14.0%
Communications Equipment  0.1%
LM Ericsson, Class B (SEK)  458,753 3,905
3,905
Electronic Equipment, Instruments & Components  1.2%
CTS  14,548 592
Hamamatsu Photonics (JPY) (5) 112,700 1,209
Keysight Technologies (4) 101,312 15,910
Largan Precision (TWD)  14,000 1,065
Mirion Technologies (4) 153,251 2,927
Murata Manufacturing (JPY)  106,800 1,550
Novanta (4) 5,552 687
PAR Technology (4) 32,313 2,118
TE Connectivity  74,984 12,003
Teledyne Technologies (4) 10,245 5,111
43,172
IT Services  0.7%
Accenture, Class A  34,713 10,998
Globant (4) 5,207 511
NEC (JPY)  138,100 3,605
Nomura Research Institute (JPY)  98,700 3,805
Shopify, Class A (4) 35,796 3,838
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (4)(6)(8) 2,720 94
22,851
Semiconductors & Semiconductor Equipment  5.7%
Analog Devices  54,318 11,623
ASML Holding (EUR)  14,134 10,413
ASML Holding  5,742 4,230
BE Semiconductor Industries (EUR)  14,304 1,728

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom  137,738 33,342
Entegris  3,260 224
Intel  113,892 2,227
KLA  4,849 3,670
Lattice Semiconductor (4) 47,321 2,127
MACOM Technology Solutions Holdings (4) 6,660 810
Monolithic Power Systems  3,473 2,299
NVIDIA  667,255 90,166
NXP Semiconductors  20,827 3,981
Renesas Electronics (JPY)  145,900 1,772
Taiwan Semiconductor Manufacturing (TWD)  418,759 13,356
Taiwan Semiconductor Manufacturing, ADR  34,749 6,718
Texas Instruments  50,446 9,224
Tokyo Electron (JPY)  23,000 3,619
201,529
Software  4.6%
Alkami Technology (4) 7,290 209
Amplitude, Class A (4) 111,462 1,381
Aurora Innovation (4) 143,027 867
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (4)(6)
(8) 480 690
CCC Intelligent Solutions Holdings (4) 27,225 239
Confluent, Class A (4) 15,823 364
Crowdstrike Holdings, Class A (4) 3,983 1,877
Datadog, Class A (4) 5,629 664
Descartes Systems Group (4) 19,338 2,242
Fair Isaac (4) 2,133 3,682
Gusto, Acquisition Date: 10/4/21, Cost $265 (4)(6)(8) 9,216 235
I3 Verticals, Class A (4) 23,825 589
Intapp (4) 14,564 803
Intuit  5,115 3,854
JFrog (4) 20,428 877
Microsoft  233,176 107,345
nCino (4) 27,450 722
Onestream (4) 47,242 1,326
Palantir Technologies, Class A (4) 2,800 369
Salesforce  17,571 4,663
SAP (EUR)  40,206 12,163
ServiceNow (4) 11,092 11,215
ServiceTitan, Class A (4) 2,218 245
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 5/4/21,
Cost $131 (4)(8) 4,000 443
Socure, Acquisition Date: 12/22/21, Cost $46 (4)(6)(8) 2,872 16

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (4) 8,454 3,922
Workiva (4) 14,699 989
161,991
Technology Hardware, Storage & Peripherals  1.7%
Apple  279,754 56,189
IonQ (4) 969 39
Samsung Electronics (KRW)  109,652 4,449
60,677
Total Information Technology 494,125
MATERIALS  3.1%
Chemicals  1.7%
Air Liquide (EUR)  28,394 5,884
Akzo Nobel (EUR)  40,715 2,779
BASF (EUR)  52,930 2,552
Covestro (EUR) (4) 43,808 3,010
Element Solutions  54,222 1,159
HB Fuller  12,466 696
Johnson Matthey (GBP)  78,899 1,830
Linde  35,582 16,637
Mosaic  63,530 2,296
PPG Industries  30,753 3,408
PureCycle Technologies (4) 10,687 102
Sherwin-Williams  46,351 16,631
Shin-Etsu Chemical (JPY)  128,100 4,090
61,074
Construction Materials  0.1%
Holcim (CHF)  25,993 2,880
Knife River (4) 7,903 744
3,624
Containers & Packaging  0.6%
Ball  58,200 3,118
International Paper  264,973 12,668
Packaging Corp. of America  23,030 4,449
20,235
Metals & Mining  0.6%
Alamos Gold, Class A (CAD)  826 21
Antofagasta (GBP)  171,823 4,102
BHP Group (AUD)  80,991 1,990
BHP Group (GBP)  110,078 2,680
Capstone Copper (CAD) (4) 137,981 748
Constellium (4) 57,944 704

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Franco-Nevada  16,127 2,722
Freeport-McMoRan  72,622 2,795
OR Royalties  95,848 2,450
Royal Gold  300 53
Steel Dynamics  25,507 3,139
21,404
Paper & Forest Products  0.1%
Louisiana-Pacific  7,543 679
Stora Enso, Class R (EUR)  177,374 1,794
2,473
Total Materials 108,810
REAL ESTATE  1.3%
Health Care Real Estate Investment Trusts  0.1%
Welltower, REIT  15,139 2,336
2,336
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  5,000 485
485
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  6,118 1,037
Segro (GBP)  169,351 1,593
Terreno Realty, REIT  20,600 1,162
3,792
Real Estate Management & Development  0.3%
Colliers International Group  8,783 1,058
FirstService  6,564 1,151
Landbridge, Class A  14,987 1,071
Mitsui Fudosan (JPY)  510,800 4,892
Redfin (4) 48,422 484
8,656
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  20,132 4,163
Essex Property Trust, REIT  11,640 3,304
Flagship Communities REIT  30,966 562
Independence Realty Trust, REIT  74,644 1,388
UNITE Group (GBP)  43,664 507
9,924
Retail Real Estate Investment Trusts  0.2%
Curbline Properties, REIT  60,620 1,375
Macerich, REIT  22,036 357

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Scentre Group (AUD)  1,556,318 3,685
5,417
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  49,897 2,133
Public Storage, REIT  18,012 5,555
VICI Properties, REIT  84,701 2,686
10,374
Total Real Estate 40,984
UTILITIES  1.7%
Electric Utilities  0.6%
Constellation Energy  16,027 4,907
Exelon  37,625 1,649
Hawaiian Electric Industries (4) 65,194 696
IDACORP  12,036 1,432
NextEra Energy  22,106 1,561
OGE Energy  30,642 1,363
TXNM Energy  24,837 1,408
Xcel Energy  115,072 8,066
21,082
Gas Utilities  0.3%
Atmos Energy  51,141 7,911
Chesapeake Utilities  14,578 1,781
9,692
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  106,800 1,795
1,795
Multi-Utilities  0.6%
Ameren  108,585 10,520
Engie (EUR)  243,950 5,265
National Grid (GBP) (5) 435,695 6,170
21,955
Water Utilities  0.1%
American Water Works  19,623 2,806
California Water Service Group  17,132 809

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  9,225 535
4,150
Total Utilities 58,674
Total Miscellaneous Common Stocks  0.1% (9) 2,779
Total Common Stocks (Cost $1,359,544) 2,389,894
CONVERTIBLE BONDS  0.0%
HEALTH CARE  0.0%
Health Care Equipment & Supplies  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $113 (4)(6)(8) 112,600 150
Total Health Care 150
Total Convertible Bonds (Cost $113) 150
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (4)(6)
(7)(8) 17,718 66
66
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (4)(6)(8) 41,545 37
37
Total Consumer Discretionary 103
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (4)(6)(8) 32 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $224 (4)
(6)(8) 2,133 135
Total Financials 135
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (4)(6)(8) 38,898 198

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (4)(6)(8) 22,236 200
398
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (4)(6)
(8) 118,345 98
98
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (4)(6)(8) 92,428 124
124
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (4)(6)(8) 10,046 118
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $128 (4)(6)(8) 12,159 37
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (4)(6)(8) 11,776 189
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (4)(6)(8) 5,896 95
439
Total Health Care 1,059
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $129 (4)(6)(8) 3,254 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (4)(6)
(8) 50,717 141
Epirus, Series D, Acquisition Date: 1/21/25, Cost $31 (4)(6)(8) 11,069 31
172
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (4)(6)(8) 9,815 52
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (4)(6)(8) 3,669 19
71
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (4)
(6)(8) 6,676 13
13
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (4)(6)(8) 14,736 90

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (4)(6)(8) 26,046 160
250
Total Industrials & Business Services 506
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (4)(6)(8) 6,732 30
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (4)(6)
(8) 2,367 11
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (4)(6)(8) 610 21
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(8) 60 2
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(8) 70 2
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $49 (4)(6)(8) 2,178 76
142
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $229 (4)
(6)(8) 2,858 205
205
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (4)(6)(8) 30 43
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (4)(6)(8) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (4)
(6)(8) 4,398 407
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (4)
(6)(8) 10,416 963
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (4)(6)
(8) 1,201 111
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381 (4)(6)(8) 12,516 319
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (4)(6)(8) 20,748 266
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (4)(6)(8) 5,932 77
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (4)(6)(8) 23,436 81
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (4)(6)(8) 3,491 19
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (4)(6)
(8) 2,865 16
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (4)(6)(8) 52 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (4)(6)
(8) 6,640 36
2,341
Total Information Technology 2,688
MATERIALS  0.1%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (4)(6)(8) 3,356 199
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (4)(6)
(8) 5,247 103
302
Metals & Mining  0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (4)(6)(8) 5,255 446
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $228 (4)(6)(8) 2,684 228
674
Total Materials 976
Total Convertible Preferred Stocks (Cost $6,487) 5,467
CORPORATE BONDS  1.7%
3M, 4.80%, 3/15/30  265,000 267
3M, 5.15%, 3/15/35  260,000 257
AbbVie, 5.05%, 3/15/34  830,000 830
AEP Transmission, 5.375%, 6/15/35  45,000 45
AES, 5.80%, 3/15/32  270,000 268
AES Andes, 6.25%, 3/14/32 (1) 200,000 201
AGCO, 5.80%, 3/21/34  60,000 60
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 33
Amcor Flexibles North America, 4.80%, 3/17/28 (1) 115,000 115
Amcor Flexibles North America, 5.10%, 3/17/30 (1) 70,000 70
American Express, VR, 5.016%, 4/25/31 (10) 280,000 283
American Express, VR, 5.667%, 4/25/36 (10) 105,000 107
American Homes 4 Rent, 5.25%, 3/15/35  65,000 63
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  158,000 179
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  181,000 202
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  319,000 312
APA Infrastructure, 0.75%, 3/15/29 (EUR)  125,000 131
APA Infrastructure, 5.125%, 9/16/34 (1) 50,000 48
APA Infrastructure, 5.75%, 9/16/44 (1) 65,000 61
Appalachian Power, 5.65%, 4/1/34  60,000 61

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AppLovin, 5.375%, 12/1/31  85,000 86
Aptiv Swiss Holdings, 4.65%, 9/13/29  200,000 197
Arthur J Gallagher, 4.85%, 12/15/29  50,000 50
Arthur J Gallagher, 5.00%, 2/15/32  15,000 15
Astrazeneca Finance, 5.00%, 2/26/34  370,000 371
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 268
Atlassian, 5.25%, 5/15/29  75,000 76
Autoliv, 3.625%, 8/7/29 (EUR)  115,000 133
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  355,000 390
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  250,000 269
BAE Systems, 5.30%, 3/26/34 (1) 200,000 201
Baltimore Gas & Electric, 5.45%, 6/1/35  85,000 86
Bank of America, VR, 1.898%, 7/23/31 (10) 1,695,000 1,468
Bank of America, VR, 5.518%, 10/25/35 (10) 380,000 373
Bank of America, VR, 5.819%, 9/15/29 (10) 710,000 736
Barclays, VR, 5.086%, 2/25/29 (10) 200,000 201
Barclays, VR, 5.367%, 2/25/31 (10) 200,000 202
BAT Capital, 5.35%, 8/15/32  275,000 277
BAT Capital, 7.079%, 8/2/43  110,000 119
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 289
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  130,000 138
Boeing, 3.75%, 2/1/50  139,000 95
Boeing, 5.705%, 5/1/40  130,000 125
Boeing, 6.388%, 5/1/31  125,000 133
Boeing, 6.528%, 5/1/34  98,000 105
Boeing, 6.858%, 5/1/54  473,000 506
Booz Allen Hamilton, 5.95%, 8/4/33  88,000 89
Booz Allen Hamilton, 5.95%, 4/15/35  140,000 138
Boston Gas, 6.119%, 7/20/53 (1) 75,000 73
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 490
Brixmor Operating Partnership, 5.20%, 4/1/32  55,000 55
Broadcom, 4.35%, 2/15/30  320,000 315
Broadcom, 4.55%, 2/15/32  120,000 117
Broadcom, 5.15%, 11/15/31  190,000 193
Burlington Northern Santa Fe, 5.50%, 3/15/55  210,000 203
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 290,000 298
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 260,000 268
Capital One Financial, VR, 5.70%, 2/1/30 (10) 49,000 50
Capital One Financial, VR, 7.624%, 10/30/31 (10) 45,000 50
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(11) 259,411 266
Carvana, 11.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(11) 456,868 480
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(11) 584,600 678

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CBRE Services, 4.80%, 6/15/30  70,000 69
Celanese U.S. Holdings, 6.58%, 7/15/29  65,000 67
Celanese U.S. Holdings, 6.629%, 7/15/32  220,000 225
Celanese U.S. Holdings, 7.05%, 11/15/30  77,000 79
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 101
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  500,000 528
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 201
Centene, 2.50%, 3/1/31  260,000 221
Centene, 2.625%, 8/1/31  685,000 579
Centene, 4.25%, 12/15/27  50,000 49
Centene, 4.625%, 12/15/29  231,000 223
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (10) 400,000 476
Charter Communications Operating, 3.90%, 6/1/52  373,000 246
Charter Communications Operating, 6.55%, 6/1/34  62,000 65
Cheniere Energy, 4.625%, 10/15/28  100,000 99
Cheniere Energy, 5.65%, 4/15/34  245,000 244
Cheniere Energy Partners, 4.50%, 10/1/29  67,000 66
Cheniere Energy Partners, 5.75%, 8/15/34  370,000 371
Cheniere Energy Partners, 5.95%, 6/30/33  100,000 102
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 70,000 71
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 194
Citigroup, 4.45%, 9/29/27  75,000 75
Citigroup, VR, 5.827%, 2/13/35 (10) 334,000 332
Citigroup, VR, 6.02%, 1/24/36 (10) 275,000 276
CNO Global Funding, 4.95%, 9/9/29 (1) 60,000 60
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 237
Comcast, 2.887%, 11/1/51  410,000 244
Comcast, 3.25%, 11/1/39  300,000 230
Comcast, 5.65%, 6/1/54  315,000 299
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(10) 200,000 191
Constellation Brands, 4.80%, 5/1/30  25,000 25
Constellation Energy Generation, 5.75%, 3/15/54  205,000 195
Consumers Energy, 4.50%, 1/15/31  70,000 70
Consumers Energy, 5.05%, 5/15/35  45,000 45
Corebridge Financial, 3.85%, 4/5/29  50,000 49
Corebridge Financial, 3.90%, 4/5/32  245,000 225
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 51
Coterra Energy, 5.40%, 2/15/35  283,000 274
Coterra Energy, 5.60%, 3/15/34  60,000 59
Cox Communications, 5.70%, 6/15/33 (1) 128,000 127
Cox Communications, 5.80%, 12/15/53 (1) 180,000 160
Credit Agricole, VR, 5.222%, 5/27/31 (1)(10) 250,000 253
CRH SMW Finance, 5.125%, 1/9/30  200,000 203

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crown Castle, 5.80%, 3/1/34  120,000 122
CVS Health, 5.05%, 3/25/48  491,000 409
CVS Health, 5.30%, 6/1/33  515,000 508
CVS Health, 5.625%, 2/21/53  225,000 200
CVS Health, VR, 6.75%, 12/10/54 (10) 15,000 15
CVS Health, VR, 7.00%, 3/10/55 (10) 95,000 96
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 200,000 206
Deere, 5.45%, 1/16/35  250,000 255
Diageo Investment, 5.125%, 8/15/30  200,000 204
Diamondback Energy, 5.40%, 4/18/34  380,000 373
Diamondback Energy, 5.75%, 4/18/54  121,000 108
DTE Energy, 4.875%, 6/1/28  45,000 45
DTE Energy, 5.10%, 3/1/29  340,000 344
DTE Energy, 5.20%, 4/1/30  225,000 228
Element Fleet Management, 5.037%, 3/25/30 (1) 105,000 105
Elevance Health, 4.75%, 2/15/30  100,000 100
Elevance Health, 4.95%, 11/1/31  140,000 140
Elevance Health, 5.125%, 2/15/53  115,000 100
Engie, 5.625%, 4/10/34 (1) 200,000 202
Eni, 5.75%, 5/19/35 (1) 200,000 200
Eni, 5.95%, 5/15/54 (1) 230,000 215
Eversource Energy, 5.85%, 4/15/31  190,000 198
Eversource Energy, 5.95%, 7/15/34  360,000 370
Expand Energy, 4.75%, 2/1/32  158,000 149
Expand Energy, 5.375%, 2/1/29  173,000 173
Expand Energy, 5.375%, 3/15/30  182,000 181
Extra Space Storage, 5.40%, 6/15/35  185,000 182
Ferguson Enterprises, 5.00%, 10/3/34  35,000 34
First American Financial, 2.40%, 8/15/31  303,000 254
FirstEnergy, 2.65%, 3/1/30  223,000 202
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 36
FirstEnergy Transmission, 5.00%, 1/15/35  85,000 83
Ford Motor Credit, 5.80%, 3/5/27  380,000 379
Ford Motor Credit, 5.918%, 3/20/28  200,000 200
Ford Motor Credit, 6.798%, 11/7/28  200,000 204
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 130,000 131
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200,000 203
Foundry JV Holdco, 5.90%, 1/25/33 (1) 200,000 204
Freeport-McMoRan, 4.25%, 3/1/30  62,000 60
Freeport-McMoRan, 4.375%, 8/1/28  99,000 98
Freeport-McMoRan, 4.625%, 8/1/30  41,000 40
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
Freeport-McMoRan, 5.45%, 3/15/43  110,000 102

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 153
GA Global Funding Trust, 5.50%, 4/1/32 (1) 165,000 165
General Dynamics, 4.95%, 8/15/35  85,000 84
General Motors Financial, 5.55%, 7/15/29  185,000 187
Goldman Sachs Group, VR, 2.615%, 4/22/32 (10) 780,000 685
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 275,000 270
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 315,000 314
Goldman Sachs Group, VR, 4.692%, 10/23/30 (10) 255,000 254
Goldman Sachs Group, VR, 5.016%, 10/23/35 (10) 275,000 267
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 202,000 200
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  481,000 469
Harbour Energy, 6.327%, 4/1/35 (1) 200,000 193
HCA, 2.375%, 7/15/31  100,000 86
HCA, 5.25%, 3/1/30  100,000 101
HCA, 5.45%, 9/15/34  125,000 124
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 100,000 101
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 125
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 245
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 78
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 252
Heathrow Funding, 1.875%, 3/14/34 (EUR)  145,000 141
Hewlett Packard Enterprise, 4.55%, 10/15/29  50,000 50
Hexcel, 5.875%, 2/26/35  45,000 45
HF Sinclair, 5.75%, 1/15/31  210,000 211
HF Sinclair, 6.25%, 1/15/35  188,000 185
Holcim Finance U.S., 4.70%, 4/7/28 (1) 95,000 96
Holcim Finance U.S., 4.95%, 4/7/30 (1) 115,000 116
Home Depot, 4.95%, 6/25/34  255,000 255
HSBC Holdings, VR, 5.13%, 3/3/31 (5)(10) 200,000 201
Humana, 4.875%, 4/1/30  230,000 228
Humana, 5.55%, 5/1/35  265,000 260
Hyatt Hotels, 5.375%, 12/15/31  146,000 144
Hyundai Capital America, 4.55%, 9/26/29 (1) 160,000 157
Hyundai Capital America, 4.75%, 9/26/31 (1) 110,000 107
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 80
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 50
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 99
Icon Investments Six, 5.849%, 5/8/29  200,000 204
IMCD, 3.625%, 4/30/30 (EUR)  120,000 136
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 80,000 76
Intel, 3.25%, 11/15/49  628,000 383

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Interpublic Group, 4.65%, 10/1/28  110,000 110
Invitation Homes Operating Partnership, 2.00%, 8/15/31  60,000 50
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 68
IPALCO Enterprises, 5.75%, 4/1/34  140,000 139
IQVIA, 6.25%, 2/1/29  195,000 202
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 150,000 153
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 70,000 63
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 110,000 101
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 485,000 442
JPMorgan Chase, VR, 4.603%, 10/22/30 (10) 255,000 253
JPMorgan Chase, VR, 4.946%, 10/22/35 (10) 185,000 180
JPMorgan Chase, VR, 5.04%, 1/23/28 (10) 140,000 141
JPMorgan Chase, VR, 5.103%, 4/22/31 (10) 100,000 101
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 130,000 131
Kroger, 5.50%, 9/15/54  215,000 199
Las Vegas Sands, 3.50%, 8/18/26  95,000 93
LPL Holdings, 4.90%, 4/3/28  80,000 80
LPL Holdings, 5.20%, 3/15/30  178,000 179
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 201
Magna International, 5.875%, 6/1/35  35,000 35
Marriott International, 5.50%, 4/15/37  180,000 176
Mars, 4.75%, 4/20/33 (1) 220,000 215
Mars, 5.20%, 3/1/35 (1) 245,000 244
Mars, 5.65%, 5/1/45 (1) 175,000 171
Marvell Technology, 2.95%, 4/15/31  209,000 186
Minera Mexico, 5.625%, 2/12/32 (1) 450,000 446
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 345,000 349
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 225,000 229
Morgan Stanley, VR, 5.664%, 4/17/36 (10) 120,000 122
Motorola Solutions, 5.40%, 4/15/34  115,000 116
MSCI, 4.00%, 11/15/29 (1) 67,000 64
National Fuel Gas, 5.50%, 3/15/30  95,000 97
Netflix, 4.625%, 5/15/29 (EUR)  290,000 353
Nexa Resources, 6.60%, 4/8/37 (1) 200,000 199
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 126
NiSource, 5.25%, 3/30/28  45,000 46
NRG Energy, 4.45%, 6/15/29 (1) 85,000 83
NXP, 3.125%, 2/15/42  176,000 120
NXP, 3.25%, 11/30/51  540,000 331
NXP, 3.40%, 5/1/30  306,000 286
NXP, 4.30%, 6/18/29  76,000 74
Occidental Petroleum, 6.20%, 3/15/40  115,000 107
Occidental Petroleum, 6.375%, 9/1/28  65,000 67

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Occidental Petroleum, 8.875%, 7/15/30  540,000 606
ONEOK, 4.40%, 10/15/29  125,000 123
ONEOK, 6.05%, 9/1/33  118,000 121
Orbia Advance Corp., 6.80%, 5/13/30 (1) 245,000 247
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 566
Paychex, 5.10%, 4/15/30  115,000 117
Paychex, 5.60%, 4/15/35  95,000 97
PNC Financial Services Group, VR, 5.575%, 1/29/36 (10) 130,000 131
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  100,000 102
PSEG Power, 5.20%, 5/15/30 (1) 65,000 66
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 425,000 394
Realty Income, 5.125%, 4/15/35  45,000 44
Regal Rexnord, 6.05%, 4/15/28  245,000 251
Regions Financial, VR, 5.722%, 6/6/30 (10) 120,000 123
Reinsurance Group of America, 6.00%, 9/15/33  290,000 300
Reinsurance Group of America, VR, 6.65%, 9/15/55 (10) 50,000 49
RenaissanceRe Holdings, 5.80%, 4/1/35  75,000 76
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 200,000 199
Revvity, 1.90%, 9/15/28  172,000 157
Revvity, 2.25%, 9/15/31  100,000 84
Rogers Communications, 3.80%, 3/15/32  150,000 137
Rogers Communications, 4.35%, 5/1/49  20,000 16
Rogers Communications, 5.00%, 2/15/29  270,000 272
Rogers Communications, 5.30%, 2/15/34  305,000 300
Ross Stores, 1.875%, 4/15/31  260,000 220
Sabine Pass Liquefaction, 4.20%, 3/15/28  55,000 54
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 70,000 71
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 125,000 126
Santander Holdings USA, VR, 5.473%, 3/20/29 (10) 150,000 151
Sartorius Finance, 4.375%, 9/14/29 (EUR)  200,000 238
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 242
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 274
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 37
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 199
SBA Tower Trust, 4.831%, 10/15/29 (1) 270,000 268
Segro Capital, 1.875%, 3/23/30 (EUR)  125,000 134
Sitios Latinoamerica, 5.375%, 4/4/32  200,000 192
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 196
Snam, 5.75%, 5/28/35 (1) 200,000 201
Snam, 6.50%, 5/28/55 (1) 200,000 202
Societe Generale, VR, 2.797%, 1/19/28 (1)(10) 395,000 381
Societe Generale, VR, 5.50%, 4/13/29 (1)(10) 255,000 258
Sodexo, 5.15%, 8/15/30 (1) 200,000 202

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Solventum, 5.40%, 3/1/29  230,000 235
Solventum, 5.60%, 3/23/34  240,000 242
Solventum, 5.90%, 4/30/54  245,000 235
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 175,000 173
Southern, 5.20%, 6/15/33  355,000 354
Southern, 5.70%, 3/15/34  285,000 293
Southern California Gas, 5.45%, 6/15/35  120,000 120
Sprint Capital, 6.875%, 11/15/28  305,000 325
Sprint Capital, 8.75%, 3/15/32  215,000 257
State Street, 4.834%, 4/24/30  70,000 71
Steel Dynamics, 5.25%, 5/15/35  165,000 162
Stellantis Finance U.S., 5.75%, 3/18/30 (1) 200,000 201
Sutter Health, 5.164%, 8/15/33  75,000 75
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 51
Sutter Health, Series 2025, 5.537%, 8/15/35  170,000 172
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(10) 200,000 196
Synopsys, 4.85%, 4/1/30  185,000 187
Synopsys, 5.70%, 4/1/55  185,000 176
T-Mobile USA, 3.50%, 4/15/31  210,000 195
Targa Resources, 5.55%, 8/15/35  65,000 64
Targa Resources, 6.125%, 5/15/55  20,000 19
Targa Resources, 6.15%, 3/1/29  91,000 95
Targa Resources Partners, 5.00%, 1/15/28  36,000 36
Targa Resources Partners, 5.50%, 3/1/30  320,000 322
Targa Resources Partners, 6.875%, 1/15/29  46,000 47
Texas Instruments, 5.10%, 5/23/35  250,000 251
Time Warner Cable, 6.55%, 5/1/37  21,000 21
Time Warner Cable, 6.75%, 6/15/39  110,000 111
Time Warner Cable, 7.30%, 7/1/38  32,000 34
Time Warner Cable Enterprises, 8.375%, 7/15/33  121,000 138
TotalEnergies Capital International, 3.127%, 5/29/50  124,000 79
TotalEnergies Capital International, 3.461%, 7/12/49  108,000 74
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 30,000 30
U.S. Bancorp, VR, 4.967%, 7/22/33 (10) 130,000 126
Uber Technologies, 4.30%, 1/15/30  290,000 285
Uber Technologies, 4.50%, 8/15/29 (1) 266,000 263
UBS Group, VR, 3.091%, 5/14/32 (1)(10) 285,000 255
UnitedHealth Group, 4.50%, 4/15/33  225,000 215
Valero Energy, 5.15%, 2/15/30  60,000 61
Var Energi, 5.50%, 5/4/29 (EUR)  210,000 256
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 86
Vistra Operations, 6.95%, 10/15/33 (1) 100,000 108
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 198

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 200,000 200
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  45,000 53
Wells Fargo, VR, 4.611%, 4/25/53 (10) 285,000 235
Windfall Mining Group, 5.854%, 5/13/32 (1) 200,000 200
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  300,000 320
Total Corporate Bonds (Cost $61,134) 60,732
EQUITY FUNDS  13.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 6,361,750 210,065
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 7,882,148 71,333
T. Rowe Price Real Assets Fund - I Class (2) 12,676,293 187,102
Total Equity Funds (Cost $449,171) 468,500
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.1%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 290,000 287
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 197
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 197
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 198,850 196
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 200,000 203
Logicor Financing, 0.875%, 1/14/31 (EUR)  275,000 267
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 610,000 618
Petroleos Mexicanos, 8.75%, 6/2/29  380,000 385
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  310,000 360
Republic of Poland, 5.50%, 3/18/54  140,000 127
Total Foreign Government Obligations & Municipalities
(Cost $2,813) 2,837
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 48
48
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  47,143 50
50
Total Municipal Securities (Cost $97) 98

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  55,000 56
BANK5, Series 2024-5YR10, Class AS, 5.637%, 10/15/57  30,000 30
BANK5, Series 2024-5YR11, Class AS, 6.139%, 11/15/57  205,000 212
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  125,000 130
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.603%, 11/15/34 (1) 135,000 1
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 99,462 89
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  585,000 606
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.622%, 12/15/39 (1) 262,560 263
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.97%, 5/15/41 (1) 474,013 475
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.70%, 6/15/35 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 37,947 33
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 105
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 86
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 97,261 80
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 10,644 10
COLT Mortgage Loan Trust, Series 2021-5, Class A1, CMO,
ARM, 1.726%, 11/26/66 (1) 418,599 373
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  112,040 111
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.97%, 8/15/41 (1) 250,000 249
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 47,202 47
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 228,020 228
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.289%, 3/25/50 (1) 66,862 64
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 10,016 9
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 38,862 35

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 7,140 7
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 198,853 199
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.206%, 7/25/44 (1) 2,014 2
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 137,895 115
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 162,272 162
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 70,343 59
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 76
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 36,913 33
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 42,819 38
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.565%, 12/25/50 (1) 150,930 131
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 1,721 2
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 3,873 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.23%, 6/25/50 (1) 152,730 131
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 5.80%, 8/15/38 (1) 446,335 440
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.92%, 5/15/41 (1) 155,000 154
MFA Trust, Series 2020-NQM2, Class A1, CMO, ARM, 1.381%,
4/25/65 (1) 73,356 71
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 144,835 117
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 95,000 93
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,113,411 810
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 132,263 133
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.72%, 5/15/39 (1) 355,000 352
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  55,284 53
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.786%, 8/25/47 (1) 95,849 90

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 14,304 13
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 3,709 3
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 11,370 11
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 34,190 32
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 521 1
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.572%, 5/25/44 (1) 165,976 167
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.439%, 10/25/59 (1) 83,201 84
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.92%, 6/15/39 (1) 120,000 119
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 190,371 151
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 97,666 84
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 200,000 201
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 360
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $8,247) 7,890
PRIVATE INVESTMENT COMPANIES  2.1%
Blackstone Partners Offshore Fund (4)(6) 27,065 72,838
Total Private Investment Companies (Cost $42,103) 72,838
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.4%
U.S. Government Agency Obligations  1.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  35,252 34
3.00%, 12/1/42 - 4/1/43  164,052 146
3.50%, 8/1/42 - 3/1/46  396,543 363
4.00%, 10/1/40 - 12/1/41  84,081 79
4.50%, 6/1/39 - 5/1/42  115,077 114
5.00%, 12/1/36 - 8/1/40  33,889 35
5.50%, 1/1/40  69 —
6.00%, 3/1/33 - 8/1/38  31,321 32

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.00%, 6/1/32  339 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1,945 2
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  2,895 3
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  705,341 92
2.50%, 7/25/50  1,403,305 236
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  36,779 32
2.00%, 8/1/36 - 9/1/52  2,696,520 2,150
2.50%, 3/1/42 - 4/1/52  1,342,821 1,115
3.00%, 5/1/31 - 1/1/52  936,901 831
3.50%, 6/1/35 - 11/1/50  365,207 335
4.00%, 8/1/37 - 5/1/52  288,002 272
4.50%, 5/1/50 - 10/1/53  642,261 606
5.00%, 9/1/52 - 12/1/54  829,669 806
5.50%, 8/1/53 - 10/1/54  1,554,827 1,548
6.00%, 9/1/53 - 12/1/54  704,886 713
6.50%, 1/1/54 - 1/1/55  550,941 566
7.00%, 6/1/54  78,111 82
Federal National Mortgage Assn.
3.00%, 2/1/44  2,983 3
3.50%, 6/1/42 - 5/1/46  219,924 204
4.00%, 11/1/40  80,912 77
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  599 1
RFUCCT1Y + 1.892%, 6.807%, 12/1/35  490 —
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  239,401 31
2.50%, 5/25/47  795,526 107
6.50%, 2/25/32  448 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  397,068 330
2.00%, 9/1/36 - 6/1/52  8,595,085 6,895
2.50%, 8/1/30 - 6/1/52  6,363,318 5,292
3.00%, 1/1/27 - 4/1/51  2,839,303 2,527
3.50%, 2/1/35 - 7/1/50  1,305,722 1,204
4.00%, 7/1/35 - 12/1/52  2,244,855 2,101
4.50%, 7/1/39 - 2/1/54  1,312,836 1,258
5.00%, 7/1/34 - 11/1/53  1,348,496 1,322
5.50%, 9/1/34 - 10/1/54  1,233,461 1,231
6.00%, 2/1/33 - 8/1/54  2,066,603 2,104
6.50%, 7/1/32 - 1/1/55  926,464 955

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.00%, 3/1/54  82,386 87
UMBS, TBA
5.00%, 6/1/40 - 6/1/55 (12) 455,000 447
36,368
U.S. Government Obligations  0.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  129,349 115
2.00%, 1/20/51 - 3/20/52  2,163,322 1,738
2.50%, 8/20/50 - 3/20/52  2,619,745 2,196
3.00%, 9/15/42 - 6/20/52  1,635,513 1,430
3.50%, 12/20/42 - 7/20/52  1,319,824 1,191
4.00%, 7/20/42 - 10/20/52  1,037,185 960
4.50%, 11/20/39 - 4/20/53  923,531 885
5.00%, 7/20/39 - 6/20/49  415,862 412
5.50%, 1/20/36 - 3/20/49  217,194 221
6.00%, 12/20/38 - 11/20/52  290,594 296
6.50%, 3/15/26  35 —
8.00%, 10/20/25  1 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  23,661 22
3.50%, 10/20/50  135,000 110
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,214,620 500
2.50%, 6/20/51  2,069,366 282
3.50%, 5/20/43  19,473 3
4.00%, 2/20/43  10,817 2
Government National Mortgage Assn., TBA (12)
5.00%, 6/20/55  625,000 606
5.50%, 6/20/55  900,000 894
6.00%, 6/20/55  140,000 141
12,004
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $51,793) 48,372
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.6%
U.S. Treasury Obligations  2.6%
U.S. Treasury Bonds, 1.125%, 5/15/40  555,000 337
U.S. Treasury Bonds, 3.375%, 8/15/42  4,135,000 3,402
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 1,927
U.S. Treasury Bonds, 4.00%, 11/15/42  4,305,000 3,853
U.S. Treasury Bonds, 4.125%, 8/15/44  2,335,000 2,099
U.S. Treasury Bonds, 4.25%, 2/15/54  2,255,000 2,014

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 4.25%, 8/15/54  3,760,000 3,362
U.S. Treasury Bonds, 4.375%, 8/15/43  355,000 332
U.S. Treasury Bonds, 4.50%, 2/15/44  7,220,000 6,846
U.S. Treasury Bonds, 4.50%, 11/15/54  3,270,000 3,053
U.S. Treasury Bonds, 4.625%, 11/15/44  3,670,000 3,526
U.S. Treasury Bonds, 4.625%, 2/15/55  2,360,000 2,252
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 819
U.S. Treasury Bonds, 4.75%, 2/15/45  580,000 566
U.S. Treasury Notes, 1.50%, 1/31/27  2,950,000 2,833
U.S. Treasury Notes, 3.25%, 6/30/27  3,930,000 3,880
U.S. Treasury Notes, 3.50%, 9/30/29  1,340,000 1,317
U.S. Treasury Notes, 3.625%, 8/31/29  1,270,000 1,255
U.S. Treasury Notes, 3.75%, 4/30/27  1,280,000 1,276
U.S. Treasury Notes, 3.875%, 4/30/30  4,605,000 4,588
U.S. Treasury Notes, 3.875%, 8/15/34  2,185,000 2,106
U.S. Treasury Notes, 4.00%, 10/31/29  1,630,000 1,634
U.S. Treasury Notes, 4.00%, 3/31/30  2,400,000 2,405
U.S. Treasury Notes, 4.125%, 6/15/26  555,000 555
U.S. Treasury Notes, 4.125%, 3/31/32  2,445,000 2,441
U.S. Treasury Notes, 4.25%, 1/31/30  2,505,000 2,536
U.S. Treasury Notes, 4.25%, 11/15/34  2,510,000 2,486
U.S. Treasury Notes, 4.375%, 12/31/29  3,165,000 3,221
U.S. Treasury Notes, 4.375%, 5/15/34  2,495,000 2,503
U.S. Treasury Notes, 4.50%, 7/15/26  4,600,000 4,619
U.S. Treasury Notes, 4.625%, 9/15/26 (13) 8,132,500 8,189
U.S. Treasury Notes, 4.625%, 10/15/26  3,365,000 3,391
U.S. Treasury Notes, 4.625%, 9/30/28 (13) 3,490,000 3,570
U.S. Treasury Notes, 4.625%, 2/15/35  2,115,000 2,155
91,348
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $93,115) 91,348
SHORT-TERM INVESTMENTS  2.7%
Money Market Funds  2.7%
T. Rowe Price Treasury Reserve Fund, 4.36% (2)(14) 96,218,430 96,218
Total Short-Term Investments (Cost $96,218) 96,218

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.38% (2)(14) 15,454,159 15,454
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 15,454
Total Securities Lending Collateral (Cost $15,454) 15,454
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 7/11/55 Pay
Fixed 4.55% Annually,
Receive Variable
4.35% (SOFR)
Annually, 7/9/25 @
4.55%* (4) 1 2,600 4
Morgan Stanley
SPDR Euro STOXX
50 ETF, Put, 8/15/25
@ $50.00 (4) 78 462 3
Total Options Purchased (Cost $67) 7
Total Investments in Securities
100.0% of Net Assets
(Cost $2,498,443) $ 3,530,023
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $39,120 and represents 1.1% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(5) See Note 4. All or a portion of this security is on loan at May 31, 2025.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,890 and represents 0.3% of net assets.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,088 and represents 0.1% of net assets.
(13) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 6/1/55  385,000 (327)
(327)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 6/20/55  390,000 (327)
(327)
Total TBA Sales Commitments (Proceeds $(664)) (654)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
7/18/25 @ $5,400.00 366 216,368 (1,219)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/20/25 @ $79.00 5,483 43,628 (285)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/20/25 @ $79.00 5,483 43,628 (206)
Total Options Written (Premiums $(1,872)) $ (1,710)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 1,740 125 77 48
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 16,564 366 248 118
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 (EUR) 12,682 318 285 33
Total Centrally Cleared Credit Default Swaps,
Protection Sold 199
Interest Rate Swaps (0.0)%
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.315% (SOFR) Annually, 4/30/35 3,736 48 — 48
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.321% (SOFR) Annually, 4/24/35 3,942 13 — 13
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.297% (SOFR) Annually, 5/16/35 7,229 (88) — (88)
Total Centrally Cleared Interest Rate Swaps (27)
Zero-Coupon Inflation Swaps (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 691 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 691 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 1,643 (2) — (2)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,302 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 1,732 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 691 (1) — (1)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 212 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 345 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 688 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 100 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 455 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 1,550 (5) — (5)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (6)
Total Centrally Cleared Swaps 166
Net payments (receipts) of variation margin to date (191)
Variation margin receivable (payable) on centrally cleared swaps $ (25)
**
Includes interest purchased or sold but not yet collected of $48.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/22/25 GBP 470 USD 628 $ 5
Barclays Bank 7/25/25 JPY 275,413 USD 1,951 (25)
Citibank 7/18/25 CZK 1,810 USD 82 1
Deutsche Bank 8/22/25 USD 165 EUR 145 —
HSBC Bank 7/25/25 USD 1,011 JPY 140,745 27
Standard Chartered 7/18/25 USD 82 CZK 1,810 (1)
Standard Chartered 8/22/25 USD 5,873 EUR 5,188 (50)
Toronto-Dominion Bank 7/25/25 USD 815 CAD 1,125 (7)
UBS Investment Bank 8/22/25 USD 627 GBP 470 (7)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (57)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 28 Euro BOBL contracts 6/25 (3,788) $ (1)
Short, 8 Euro BUND contracts 6/25 (1,192) (6)
Short, 84 MSCI EAFE Index contracts 6/25 (10,939) (420)
Short, 145 S&P 500 E-Mini Index contracts 6/25 (42,891) 129
Short, 6 Government of Canada five year bond
contracts 9/25 (499) (4)
Long, 11 U.S. Treasury Long Bond contracts 9/25 1,241 16
Long, 101 U.S. Treasury Notes five year contracts 9/25 10,927 22
Short, 32 U.S. Treasury Notes ten year contracts 9/25 (3,544) (3)
Long, 89 U.S. Treasury Notes two year contracts 9/25 18,462 17
Long, 119 Ultra U.S. Treasury Notes ten year
contracts 9/25 13,393 82
Net payments (receipts) of variation margin to date 355
Variation margin receivable (payable) on open futures contracts $ 187

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.39% ^^ $ (6,390) $ 6,461 $ 2,517
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.32%  — 24 331
T. Rowe Price Institutional Emerging Markets
Equity Fund  8 11,041 1,783
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.16%  (213) 28 1,273
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.00%  (1,214) 1,810 2,859
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.90%  (43) 1,700 2,443
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 3.67%  322 (129) 59
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — (4,212) 4,656
T. Rowe Price Real Assets Fund - I Class  (356) 3,999 3,348
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.92%  (6,114) 4,162 2,744
T. Rowe Price Government Reserve Fund,
4.38% — — —++
T. Rowe Price Treasury Reserve Fund, 4.36% — — 2,429
Totals $ (14,000)# $ 24,884 $ 24,442+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.39% ^^ $ 40,980 $ 45,837 $ 58,247 $ 35,031
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.32%  4,434 2,831 — 7,289
T. Rowe Price Institutional
Emerging Markets Equity
Fund  176,884 22,632 492 210,065
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.16%  15,715 6,184 5,433 16,494
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.00%  41,502 3,841 10,529 36,624
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.90%  68,151 7,939 443 77,347
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 3.67%  7,824 15,060 7,418 15,337
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  68,539 7,006 — 71,333
T. Rowe Price Real Assets
Fund - I Class  179,110 22,849 18,856 187,102
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.92%  67,530 4,137 12,613 63,216
T. Rowe Price Government
Reserve Fund, 4.38% 8,460  ¤  ¤ 15,454
T. Rowe Price Treasury
Reserve Fund, 4.36% 28,784  ¤  ¤ 96,218
Total $ 831,510^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $24,442 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $854,112.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond
Fund acquired through a corporate action.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,498,443) $ 3,530,023
Receivable for investment securities sold 14,201
Dividends and interest receivable 5,794
Receivable for shares sold 2,404
Foreign currency (cost $1,936) 1,937
Variation margin receivable on futures contracts 187
Unrealized gain on forward currency exchange contracts 33
Other assets 5,075
Total assets 3,559,654
Liabilities
Obligation to return securities lending collateral 15,454
Payable for investment securities purchased 5,901
Payable for shares redeemed 2,402
Options written (premiums $1,872) 1,710
Investment management fees payable 1,302
TBA Sales Commitments (proceeds $664) 654
Due to affiliates 92
Unrealized loss on forward currency exchange contracts 90
Variation margin payable on centrally cleared swaps 25
Payable to directors 2
Other liabilities 329
Total liabilities 27,961
NET ASSETS $ 3,531,693

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,090,918
Paid-in capital applicable to 87,211,277 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 2,440,775
NET ASSETS $ 3,531,693
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,215,006; Shares outstanding: 30,008,411) $ 40.49
I Class
(Net assets: $2,316,687; Shares outstanding: 57,202,866) $ 40.50

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,681) $ 62,510
.
  Interest 11,341
Securities lending 52
Total income 73,903
Expenses
Investment management 20,437
Shareholder servicing
Investor Class $ 2,035
I Class 206 2,241
Prospectus and shareholder reports
Investor Class 40
I Class 11 51
Custody and accounting 455
Legal and audit 133
Registration 60
Directors 11
Miscellaneous 34
Waived / paid by Price Associates (4,969)
Total expenses 18,453
Net investment income 55,450

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $26) 191,709
Futures (7,851)
Swaps (430)
Options written (1,141)
Forward currency exchange contracts 126
Foreign currency transactions 96
Net realized gain 182,509
Change in net unrealized gain / loss
Securities 54,366
Futures (200)
Swaps 154
Options written 1,912
Forward currency exchange contracts (60)
TBA Sales Commitments 10
Other assets and liabilities denominated in foreign currencies 309
Change in net unrealized gain / loss 56,491
Net realized and unrealized gain / loss 239,000
INCREASE IN NET ASSETS FROM OPERATIONS $ 294,450

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 55,450 $ 53,847
Net realized gain 182,509 170,374
Change in net unrealized gain / loss 56,491 354,463
Increase in net assets from operations 294,450 578,684
Distributions to shareholders
Net earnings
Investor Class (77,672) (25,335)
I Class (140,749) (35,719)
Decrease in net assets from distributions (218,421) (61,054)
Capital share transactions
*
Shares sold
Investor Class 93,516 94,501
I Class 533,940 286,393
Distributions reinvested
Investor Class 75,718 24,672
I Class 138,032 35,055
Shares redeemed
Investor Class (380,188) (307,223)
I Class (344,753) (324,674)
Increase (decrease) in net assets from capital
share transactions 116,265 (191,276)
Net Assets
Increase during period 192,294 326,354
Beginning of period 3,339,399 3,013,045
End of period $ 3,531,693 $ 3,339,399
*Share information (000s)
Shares sold
Investor Class 2,314 2,594
I Class 13,225 7,865
Distributions reinvested
Investor Class 1,951 675
I Class 3,559 959
Shares redeemed
Investor Class (9,419) (8,399)
I Class (8,590) (8,863)
Increase (decrease) in shares outstanding 3,040 (5,169)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Growth Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund has two classes of shares: the
Spectrum Moderate Growth Allocation Fund (Investor Class) and the Spectrum
Moderate Growth Allocation Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 230,157 $ — $ 230,157
Bond Funds 251,338 — — 251,338
Common Stocks 1,794,437 593,589 1,868 2,389,894
Convertible Bonds — — 150 150
Convertible Preferred Stocks — — 5,467 5,467
Equity Funds 468,500 — — 468,500
Private Investment
Companies — — 72,838 72,838
Short-Term Investments 96,218 — — 96,218
Securities Lending Collateral 15,454 — — 15,454
Options Purchased — 7 — 7
Total Securities 2,625,947 823,753 80,323 3,530,023
Swaps* — 266 — 266
Forward Currency Exchange
Contracts — 33 — 33
Futures Contracts* 266 — — 266
Total $ 2,626,213 $ 824,052 $ 80,323 $ 3,530,588
Liabilities
TBA Sales Commitments $ — $ 654 $ — $ 654
Options Written — 1,710 — 1,710
Swaps* — 100 — 100
Forward Currency Exchange
Contracts — 90 — 90
Futures Contracts* 434 — — 434
Total $ 434 $ 2,554 $ — $ 2,988
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2025, totaled $6,505,000 for the year ended
May 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/25
Investment
in Securities
Common
Stocks $ 1,959 $ 72 $ 385 $ (548) $ — $ — $ 1,868
Convertible
Bonds 113 37 — — — — 150
Convertible
Preferred
Stocks 5,740 (319) 616 (570) 129 (129) 5,467
Private
Investment
Companies 66,169 6,669 — — — — 72,838
Total $ 73,981 $ 6,459 $ 1,001 $ (1,118) $ 129 $ (129) $ 80,323

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 6
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 202
Foreign exchange derivatives Forwards 33
Credit derivatives Centrally Cleared Swaps 199
Equity derivatives Futures, Securities^ 132
^
,*
Total $ 572
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 12
Interest rate derivatives Centrally Cleared Swaps, Futures 102
Foreign exchange derivatives Forwards 90
Credit derivatives Options Written 491
Equity derivatives Futures, Options Written 1,639
Total $ 2,334
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 29 $ 29
Interest rate
derivatives (277) 145 (555) — (23) (710)
Foreign
exchange
derivatives (23) — — 126 — 103
Credit
derivatives (35) 1,379 — — (436) 908
Equity
derivatives 1,290 (2,665) (7,296) — — (8,671)
Total $ 955 $ (1,141) $ (7,851) $ 126 $ (430) $ (8,341)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (6) $ (6)
Interest rate
derivatives (6) 458 205 — (27) 630
Foreign
exchange
derivatives — — — (60) — (60)
Credit
derivatives — (125) — — 187 62
Equity
derivatives (21) 1,579 (405) — — 1,153
Total $ (27) $ 1,912 $ (200) $ (60) $ 154 $ 1,779
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, securities valued at $592,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

derivatives consisted of $2,332,000 cash. As of May 31, 2025, securities valued at $9,401,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 5% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 7% and 19% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2025, the notional amount of protection sold by the fund totaled $32,704,000 (0.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2025, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2025, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $14,906,000; the value of cash collateral and related investments was $15,454,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,356,969,000 and $1,492,671,000, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. government securities aggregated $185,013,000 and $189,731,000, respectively, for the year ended
May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 58,495 $ 61,054
Long-term capital gain 159,926 —
Total distributions $ 218,421 $ 61,054
($000s)
Cost of investments $ 2,554,629
Unrealized appreciation $ 1,145,992
Unrealized depreciation (171,489)
Net unrealized appreciation (depreciation) $ 974,503
($000s)
Undistributed ordinary income $ 25,390
Undistributed long-term capital gain 91,263
Net unrealized appreciation (depreciation) 974,503
Loss carryforwards and deferrals (238)
Total distributable earnings (loss) $ 1,090,918

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2025 as indicated in the table below. At May 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.94% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2025, expenses incurred pursuant to these service agreements were $129,000 for
Price Associates; $1,056,000 for T. Rowe Price Services, Inc.; and $60,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2025, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,837,000 and $3,132,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of May 31, 2025.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.69% $ 276
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 7
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 2,162
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 90
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 210
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 354
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 14
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 609
T. Rowe Price Real Assets Fund - I Class 0.63% 1,206
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 41
Total Management Fee Waived $ 4,969

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended May 31, 2025, this reimbursement amounted to $5,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Moderate Growth Allocation
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Moderate Growth
Allocation Fund (one of the funds constituting T. Rowe Price Spectrum Funds
II, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31,
2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $168,878,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $40,554,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $18,907,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $19,626,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $1,254,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM),
T. Rowe Price Hong Kong Limited, and T. Rowe Price International Ltd (collectively the Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting.
The Board also reviewed the background and experience of the Adviser’s and
Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F103-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025